                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

August 28, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:    Oppenheimer Select Value Fund
                         Reg. No.333-100700; File No. 811-21208

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 6 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on August 24, 2007.

                                            Sincerely,

                                            /s/ Taylor V. Edwards
                                            ----------------------------------
                                            Taylor V. Edwards
                                            Vice President & Assistant Counsel
                                            212.323.0310
                                            tedwards@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw LLP
       KPMG LLP
       Gloria LaFond